SERIES E PREFERRED STOCK	9 Months Ended
Jun. 30, 2024
Series E Preferred Stock
SERIES E PREFERRED STOCK

NOTE 18 – SERIES E PREFERRED STOCK

On May 31, 2024, the Company entered into the Settlement Agreement and Release with Ault Lending, LLC, under which the Company issued $3.0 million of, or 76,923, shares of the Company’s Series E Preferred Stock in exchange for the cancellation of 1,211,299 shares of the Company’s Series C Preferred Stock held by Ault Lending. Under the terms of the Company’s Second Amended and Restated Certificate of Incorporation, such shares of Series C Preferred Stock, including undeclared dividends, had a redemption value of approximately $14.9 million.

The Company has designated 76,950 shares of Series E Preferred Stock, generally with the following terms.

Conversion and Exchange. The Series E Preferred Stock is convertible at the option of each holder at any time into the number of shares of common stock, determined by dividing the Series E Original Issue Price by the Series E Conversion Price in effect on the date of conversion. “Series E Original Issue Price” means $39.00 per share for each share of the Series E Preferred Stock (as adjusted for any stock splits, stock dividends, combinations, recapitalization, or the like for the Series E Preferred Stock). The initial “Series E Conversion Price” means $3.90 per share, subject to adjustment. Based on this formula, each share of Series E Preferred Stock is currently convertible into 10 shares of common stock. If any shares of Series E Preferred Stock are converted, redeemed, or reacquired by the Company, such shares may not be reissued and will automatically be retired and canceled and resume the status of authorized but unissued shares of preferred stock. The Series E Preferred Stock will not be convertible by a holder to the extent that such holder or any of its affiliates would beneficially own more than 9.99% of the common stock.

Voting Rights. Holders of the Series E Preferred Stock are entitled to vote on an as-converted-to-Common-Stock basis, have full voting rights and powers equal to the voting rights and powers of the holders of the common stock, and are entitled to vote together with the common stock for any question upon which holders of common stock have the right to vote. In addition, approval of holders of a majority of the shares of Series E Preferred Stock, voting as a separate class, is required to (i) alter or change the powers, preferences, or rights of the Series E Preferred Stock to affect them adversely, (ii) amend the Certificate of Incorporation or other charter documents in a manner adverse to the holders of Series E Preferred Stock, (iii) increase the number of authorized shares of Series E Preferred Stock, or (iv) enter into any agreement for any of the foregoing.

Dividends. Holders of the Series E Preferred Stock are entitled to receive dividends on shares of Series E Preferred Stock equal (on an as-if-converted-to-Common-Stock basis, disregarding for such purpose any conversion limitations hereunder) to and in the same form as dividends paid on shares of the common stock when, as and if such dividends are paid on shares of the common stock. No other dividends will be paid on shares of Series E Preferred Stock.

Liquidation, Dissolution, and Winding Up. In the event of any Liquidation Event (as defined in the Certificate of Designation), the holders of the Series E Preferred Stock will be entitled to receive, prior and in preference to any distribution of the proceeds to the holders of the common stock, but subject to and after the distribution of proceeds to the Series A preferred stock, Series C preferred stock and Series D preferred stock, because of their ownership thereof, an amount per share equal to the Series E Original Price (as described above), plus declared but unpaid dividends on such share.

Pursuant to the Settlement Agreement, Series E holders, at their discretion, were also permitted to exchange, under Section 3(a)(9) of the Securities Act, or any other applicable securities exemption, some or all of the shares of Series E Preferred Stock for an equal dollar amount of Notes (maturing in 4 months) and Warrants (exercisable within 5 years) under additional investment rights of the Securities Purchase Agreement. For more information on these Notes and Warrants, see Note 7 - Debt, $50 Million Convertible Notes and Warrants.

The Series E Preferred Stock has been recognized at fair value of $8.6 million. As the Notes and Warrants conversion (exchange) option fair value significantly exceeded the fair value of the conventional conversion option, and the value of other rights available to Series E Preferred Stockholders was not likely to exceed this difference, the fair value of Series E Preferred Stock on initial recognition was determined based on fair value of the Notes and Warrants conversion (exchange) option, similar to calculating fair value of warrants issued under the Securities Purchase Agreement (see Note 7 - Debt, $50 Million Convertible Notes and Warrants).

The difference of $8.6 million between the carrying amount of extinguished Series C Preferred Stock and the fair value of issued Series E Preferred Stock was recognized in additional paid-in capital and decreased losses per share (see Note 10—Loss per share).

After the balance sheet date, on July 8, 2024, all 76,923 shares of Series E Preferred Stock were exchanged for Senior Secured Convertible Notes with an initial aggregate principal amount of $3.2 million, or $3.0 million including the 5% original issue discount, and 1,150,416 Warrants (see Note 7 - Debt, $50 Million Convertible Notes and Warrants).